Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets consist of the following components as of March 31, 2020 and 2019:

	2020	2019
Deferred tax assets:
NOL carryover	$7,215,400	$2,363,900
Accrued Payroll	207,100	209,100
Amortization	275,700	49,100
Related party accruals	10,000	1,500
Deferred tax liabilities
Depreciation	(899,300)	(1,200)
Valuation allowance	(6,808,900)	(2,622,400)
Total long-term deferred income tax assets	$-	$-

Schedule of Provision for Income Tax

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pre-tax income from continuing operations for the years ended March 31, 2020 and 2019, due to the following:

	2020	2019
Book income (loss)	$(6,385,600)	$(1,493,400)
Stock for services	929,600	32,800
Amortization	38,400	(33,100)
Contingent liability	-	(45,000)
Unrealized gain on cryptocurrency	(34,000)	(31,900)
Meals and entertainment	15,900	12,400
Non-cash interest expense	765,700	315,800
Depreciation	(821,700)	(7,200)
Related party accruals	8,500	1,500)
Related party accrued payroll	(2,000)	174,600
Gain on deconsolidation of WG LATAM	(16,100)	-
Gain on bargain purchase	-	(291,400)
(Gain)/Loss on value of derivative liabilities	(171,400)	64,300
Stock issued for loan fees	-	21,000
Impairment of prepaid paid for with equity	549,700	-
Amortization of prepaid paid for with equity	248,600	45,100
Valuation allowance	4,874,400	1,234,500
Total long-term deferred income tax assets	$-	$-